SCHEDULE OF MATURITY BORROWINGS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
2025	$ 1,538,460	$ 897,435
2027	384,615
Total borrowings	1,923,075
Less: current portion	(1,923,075)	(897,435)
Non-current portion